Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Sep. 30, 2024
Temporary equity, shares outstanding		1,143,123		258,778
Temporary equity, redemption price per share		$ 10.89		$ 12.53
Preferred stock, par value		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Common Stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000		100,000,000
Ordinary shares, shares issued		2,875,000		2,875,000	1
Ordinary shares, shares outstanding		2,875,000		2,875,000	1
Common stock subject to possible redemption, shares		1,143,123		258,778
Common Class A [Member] | Xtribe PLC [Member]
Common Stock, par value	$ 0.034	$ 0.034	$ 0.034
Ordinary shares, shares issued	10,664,562	9,701,000	9,701,000
Ordinary shares, shares outstanding	10,664,562	9,701,000	9,701,000
Ordinary shares, shares authorized	Unlimited	Unlimited	Unlimited